UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
6/30/09 (Unaudited)
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (115.1%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (75.5%)
Government National Mortgage Association Adjustable
Rate Mortgages 4 5/8s, July 20, 2026	$39,510	$39,499
Government National Mortgage Association Graduated
Payment Mortgages
13 1/4s, December 20, 2014	13,194	15,629
12 3/4s, with due dates from December 15, 2013 to
July 20, 2014	24,618	28,542
12 1/4s, with due dates from February 15, 2014 to
March 15, 2014	35,955	41,365
11 1/4s, with due dates from September 15, 2015 to
January 15, 2016	58,549	67,715
10s, with due dates from November 15, 2009 to
November 15, 2009	484	493
9 1/4s, with due dates from April 15, 2016 to
May 15, 2016	21,484	23,945
Government National Mortgage Association Pass-Through
Certificates
8 1/2s, December 15, 2019	9,797	10,891
8s, with due dates from August 15, 2009 to
November 15, 2009	29,879	30,156
7 1/2s, October 20, 2030	186,760	204,028
7s, with due dates from September 15, 2010 to
August 15, 2012	278,194	287,859
6 1/2s, with due dates from August 20, 2023 to
November 20, 2037	193,544,444	205,723,690
6 1/2s, TBA, July 1, 2039	74,000,000	78,497,809
6s, with due dates from November 15, 2023 to
October 15, 2033	873,258	925,419
5 1/2s, with due dates from March 15, 2033 to
October 15, 2035	8,299,997	8,629,211
5s, TBA, July 1, 2039	302,000,000	307,804,078
4 1/2s, TBA, July 1, 2039	334,000,000	333,269,375
		935,599,704

U.S. Government Agency Mortgage Obligations (39.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from June 1, 2021 to October 1, 2021	673,258	714,519
5 1/2s, with due dates from June 1, 2014 to May 1, 2020	574,349	606,286
5s, with due dates from May 1, 2034 to June 1, 2037	523,262	534,120
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from January 1, 2030 to
May 1, 2030	37,354	40,924
7s, with due dates from September 1, 2028 to
December 1, 2035	1,792,275	1,956,709
7s, with due dates from November 1, 2012 to
January 1, 2015	87,095	92,496
6 1/2s, with due dates from September 1, 2032 to
September 1, 2037	158,930	169,960
6 1/2s, with due dates from February 1, 2014 to
February 1, 2017	360,643	384,872
6 1/2s, TBA, July 1, 2039	6,000,000	6,387,187
6s, with due dates from March 1, 2037 to
September 1, 2037	499,243	523,210
6s, with due dates from July 1, 2016 to January 1, 2022	2,241,017	2,379,658
5 1/2s, with due dates from March 1, 2037 to
February 1, 2039	14,396,953	14,892,141
5 1/2s, with due dates from January 1, 2012 to
April 1, 2021	1,573,692	1,661,205
5 1/2s, TBA, July 1, 2039	1,000,000	1,032,031
5s, with due dates from January 1, 2029 to
January 1, 2039	34,341,837	35,013,081
5s, May 1, 2021	29,541	30,805
5s, TBA, July 1, 2039	83,000,000	84,491,410
4 1/2s, with due dates from February 1, 2039 to
May 1, 2039	170,929,775	170,742,812
4 1/2s, TBA, August 1, 2039	115,000,000	114,285,747
4 1/2s, TBA, July 1, 2039	54,000,000	53,865,000
		489,804,173

Total U.S. government and agency mortgage obligations (cost $1,408,148,850)		$1,425,403,877

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.0%)(a)
	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$5,850,000	$6,080,202
Freddie Mac
6 7/8s, September 15, 2010	4,112,000	4,411,646
6 5/8s, September 15, 2009	14,600,000	14,792,183

Total U.S. government agency obligations (cost $24,766,998)		$25,284,031

U.S. TREASURY OBLIGATIONS (4.4%)(a)
	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$790,000	$852,336
4 1/4s, September 30, 2012	34,538,000	37,274,059
4s, February 15, 2014	15,220,000	16,293,129

Total U.S. treasury obligations (cost $50,273,853)		$54,419,524

MORTGAGE-BACKED SECURITIES (34.0%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$501,000	$452,453
FRB Ser. 05-1, Class A5, 5.238s, 2042	710,000	607,350
Ser. 05-6, Class A2, 5.165s, 2047	1,093,000	1,038,829
Ser. 04-4, Class A6, 4.877s, 2042	60,000	51,671
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 6.336s, 2037	3,804,886	385,739
Commercial Mortgage Pass-Through Certificates FRB Ser.
04-LB3A, Class A5, 5.447s, 2037	40,000	35,985
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.58s, 2035	36,215,653	3,121,789
Ser. 06-R1, Class AS, IO, 5.572s, 2036	3,265,790	282,087
Ser. 05-R3, Class AS, IO, 5.524s, 2035	3,863,248	313,696
IFB Ser. 05-R2, Class 1AS, IO, 5.242s, 2035	27,791,246	2,256,649
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 6.004s, 2039	441,000	407,637
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036	259,000	229,253
FRB Ser. 05-C5, Class A4, 5.1s, 2038	99,000	83,075
Ser. 04-C3, Class A3, 4.302s, 2036	362,966	362,235
Fannie Mae
IFB Ser. 06-70, Class SM, 52.158s, 2036	298,060	472,137
IFB Ser. 07-75, Class JS, 49.85s, 2037	594,894	905,610
IFB Ser. 07-80, Class AS, 46.85s, 2037	298,132	451,640
IFB Ser. 06-62, Class PS, 38.018s, 2036	1,791,830	2,478,237
IFB Ser. 07-W7, Class 1A4, 37.298s, 2037	1,128,244	1,400,888
IFB Ser. 07-30, Class FS, 28.374s, 2037	700,809	902,167
IFB Ser. 06-49, Class SE, 27.745s, 2036	669,423	881,752
IFB Ser. 05-25, Class PS, 26.78s, 2035	116,869	147,468
IFB Ser. 06-115, Class ES, 25.305s, 2036	768,235	993,752
IFB Ser. 05-115, Class NQ, 23.761s, 2036	626,655	733,523
IFB Ser. 05-74, Class CP, 23.6s, 2035	2,219,710	2,690,358
IFB Ser. 06-8, Class HP, 23.416s, 2036	1,830,384	2,309,426
IFB Ser. 05-99, Class SA, 23.416s, 2035	1,284,772	1,597,243
IFB Ser. 05-106, Class JC, 19.151s, 2035	1,551,443	1,828,575
IFB Ser. 05-83, Class QP, 16.578s, 2034	929,883	1,014,426
FRB Ser. 03-W6, Class PT1, 10.262s, 2042	1,098,466	1,254,311
Ser. 02-T4, Class A4, 9 1/2s, 2041	333	378
Ser. 04-T3, Class PT1, 8.888s, 2044	187,852	203,232
Ser. 383, Class 90, IO, 8s, 2037	69,315	9,374
Ser. 383, Class 91, IO, 8s, 2037	69,046	8,831
Ser. 02-26, Class A2, 7 1/2s, 2048	305,270	329,119
Ser. 05-W3, Class 1A, 7 1/2s, 2045	6,134	6,629
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	3,808	4,115
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	1,057	1,143
Ser. 04-W14, Class 2A, 7 1/2s, 2044	394	425
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	2,917	3,153
Ser. 04-W2, Class 5A, 7 1/2s, 2044	34,371	37,142
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,199,001	2,376,296
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	630,596	681,438
Ser. 03-W1, Class 2A, 7 1/2s, 2042	747,969	808,274
Ser. 03-W4, Class 4A, 7 1/2s, 2042	2,871	3,103
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	7,248	7,832
Ser. 02-T16, Class A3, 7 1/2s, 2042	6,525	7,051
Ser. 02-T19, Class A3, 7 1/2s, 2042	403,178	435,684
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	2,144	2,317
Ser. 02-W6, Class 2A, 7 1/2s, 2042	47,290	51,102
Ser. 2002-W8, Class A3, 7 1/2s, 2042	479	517
Ser. 02-W4, Class A5, 7 1/2s, 2042	5,223	5,644
Ser. 02-W1, Class 2A, 7 1/2s, 2042	4,402	4,757
Ser. 02-14, Class A2, 7 1/2s, 2042	438,437	473,786
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,815,836	3,042,863
Ser. 02-T4, Class A3, 7 1/2s, 2041	507,187	548,079
Ser. 02-T6, Class A2, 7 1/2s, 2041	10,426	11,267
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,142,756	1,234,891
Ser. 01-T8, Class A1, 7 1/2s, 2041	5,198	5,618
Ser. 01-T7, Class A1, 7 1/2s, 2041	15,845	17,440
Ser. 01-T3, Class A1, 7 1/2s, 2040	905,501	978,507
Ser. 01-T1, Class A1, 7 1/2s, 2040	4,937,565	5,335,656
Ser. 99-T2, Class A1, 7 1/2s, 2039	1,875,388	2,045,345
Ser. 386, Class 26, IO, 7 1/2s, 2038	138,937	17,826
Ser. 386, Class 27, IO, 7 1/2s, 2037	82,006	12,627
Ser. 386, Class 28, IO, 7 1/2s, 2037	79,457	9,900
Ser. 383, Class 88, IO, 7 1/2s, 2037	151,445	22,549
Ser. 383, Class 89, IO, 7 1/2s, 2037	118,842	18,033
Ser. 383, Class 87, IO, 7 1/2s, 2037	190,256	25,154
Ser. 02-33, Class A2, 7 1/2s, 2032	1,891,976	2,044,516
Ser. 02-T1, Class A3, 7 1/2s, 2031	3,265,222	3,528,481
Ser. 00-T6, Class A1, 7 1/2s, 2030	957,396	1,034,586
Ser. 02-W7, Class A5, 7 1/2s, 2029	788	852
Ser. 01-T4, Class A1, 7 1/2s, 2028	2,553,494	2,759,369
IFB Ser. 07-W6, Class 6A2, IO, 7.486s, 2037	1,157,206	121,284
IFB Ser. 06-90, Class SE, IO, 7.486s, 2036	1,194,764	156,347
Ser. 02-26, Class A1, 7s, 2048	2,297,616	2,458,449
Ser. 04-W12, Class 1A3, 7s, 2044	1,349,732	1,457,711
Ser. 04-T3, Class 1A3, 7s, 2044	1,277,590	1,367,021
Ser. 04-T2, Class 1A3, 7s, 2043	846,145	905,375
Ser. 03-W8, Class 2A, 7s, 2042	8,806,422	9,466,904
Ser. 03-W3, Class 1A2, 7s, 2042	801,411	857,509

Ser. 02-T19, Class A2, 7s, 2042	3,816,115	4,083,243
Ser. 02-14, Class A1, 7s, 2042	247	265
Ser. 01-T10, Class A1, 7s, 2041	1,604,992	1,717,341
Ser. 02-T4, Class A2, 7s, 2041	3,711,357	3,971,152
Ser. 01-W3, Class A, 7s, 2041	75,060	80,314
Ser. 386, Class 24, IO, 7s, 2038	120,339	15,467
Ser. 386, Class 25, IO, 7s, 2038	127,547	16,019
Ser. 386, Class 22, IO, 7s, 2038	166,116	21,020
Ser. 386, Class 21, IO, 7s, 2037	189,795	24,466
Ser. 386, Class 23, IO, 7s, 2037	185,008	23,771
Ser. 383, Class 84, IO, 7s, 2037	173,343	22,237
Ser. 383, Class 85, IO, 7s, 2037	111,033	14,426
Ser. 383, Class 86, IO, 7s, 2037	86,738	10,272
Ser. 383, Class 79, IO, 7s, 2037	171,600	20,345
Ser. 383, Class 80, IO, 7s, 2037	385,892	49,656
Ser. 383, Class 81, IO, 7s, 2037	208,146	25,364
Ser. 383, Class 82, IO, 7s, 2037	207,683	26,484
Ser. 383, Class 83, IO, 7s, 2037	176,395	22,581
Ser. 05-W4, Class 1A3, 7s, 2035	429	459
Ser. 04-W1, Class 2A2, 7s, 2033	5,279,843	5,679,131
IFB Ser. 07-W6, Class 5A2, IO, 6.976s, 2037	1,759,218	171,818
IFB Ser. 07-W4, Class 4A2, IO, 6.966s, 2037	8,395,204	818,763
IFB Ser. 07-W2, Class 3A2, IO, 6.966s, 2037	2,257,034	220,123
IFB Ser. 05-113, Class AI, IO, 6.916s, 2036	410,222	43,504
IFB Ser. 06-125, Class SM, IO, 6.886s, 2037	5,766,528	634,964
IFB Ser. 06-43, Class SU, IO, 6.886s, 2036	2,619,725	297,846
IFB Ser. 06-24, Class QS, IO, 6.886s, 2036	11,849,415	1,664,620
IFB Ser. 04-W2, Class 1A3S, IO, 6.836s, 2044	790,460	48,929
IFB Ser. 06-79, Class DI, IO, 6.836s, 2036	2,990,650	334,056
IFB Ser. 06-60, Class SI, IO, 6.836s, 2036	4,987,062	605,267
IFB Ser. 06-60, Class UI, IO, 6.836s, 2036	1,003,134	119,632
IFB Ser. 04-24, Class CS, IO, 6.836s, 2034	885,078	103,577
IFB Ser. 05-65, Class KI, IO, 6.686s, 2035	4,653,632	504,383
IFB Ser. 08-20, Class SA, IO, 6.676s, 2038	7,492,031	686,139
Ser. 386, Class 19, IO, 6 1/2s, 2038	175,360	24,107
Ser. 386, Class 17, IO, 6 1/2s, 2037	269,376	37,501
Ser. 386, Class 16, IO, 6 1/2s, 2037	184,138	25,653
Ser. 383, Class 62, IO, 6 1/2s, 2037	244,754	34,376
Ser. 383, Class 69, IO, 6 1/2s, 2037	139,754	18,184
Ser. 383, Class 63, IO, 6 1/2s, 2037	193,054	27,442
Ser. 383, Class 64, IO, 6 1/2s, 2037	351,158	48,641
Ser. 383, Class 67, IO, 6 1/2s, 2037	187,451	26,291
Ser. 383, Class 68, IO, 6 1/2s, 2037	91,251	12,770
Ser. 383, Class 58, IO, 6 1/2s, 2037	397,736	53,687
Ser. 383, Class 59, IO, 6 1/2s, 2037	258,416	36,306
Ser. 383, Class 61, IO, 6 1/2s, 2037	202,469	28,418
Ser. 383, Class 65, IO, 6 1/2s, 2037	244,107	34,290
Ser. 383, Class 66, IO, 6 1/2s, 2037	253,152	35,999
Ser. 383, Class 77, IO, 6 1/2s, 2037	146,489	20,573
Ser. 383, Class 78, IO, 6 1/2s, 2037	150,737	18,810
Ser. 381, Class 14, IO, 6 1/2s, 2037	158,451	21,391
Ser. 381, Class 15, IO, 6 1/2s, 2037	111,694	14,375
Ser. 383, Class 73, IO, 6 1/2s, 2037	332,700	46,354
Ser. 383, Class 76, IO, 6 1/2s, 2037	202,742	27,252
Ser. 383, Class 74, IO, 6 1/2s, 2037	275,804	38,807
Ser. 383, Class 71, IO, 6 1/2s, 2036	212,696	29,255
Ser. 383, Class 75, IO, 6 1/2s, 2036	172,407	23,706
Ser. 383, Class 101, IO, 6 1/2s, 2022	74,527	8,884
Ser. 383, Class 102, IO, 6 1/2s, 2022	66,630	7,374
IFB Ser. 07-54, Class CI, IO, 6.446s, 2037	1,499,259	154,954
IFB Ser. 07-30, Class WI, IO, 6.446s, 2037	3,522,241	340,532
IFB Ser. 07-58, Class SP, IO, 6.436s, 2037	1,384,499	156,473
IFB Ser. 07-28, Class SE, IO, 6.436s, 2037	1,756,781	183,721
IFB Ser. 06-128, Class SH, IO, 6.436s, 2037	2,016,349	167,563
IFB Ser. 06-79, Class SI, IO, 6.436s, 2036	7,713,373	803,056
IFB Ser. 05-90, Class SP, IO, 6.436s, 2035	3,989,719	361,048
IFB Ser. 05-12, Class SC, IO, 6.436s, 2035	1,746,589	209,383
IFB Ser. 07-W5, Class 2A2, IO, 6.426s, 2037	953,801	85,811
IFB Ser. 07-30, Class IE, IO, 6.426s, 2037	5,009,394	669,723
IFB Ser. 06-123, Class CI, IO, 6.426s, 2037	3,952,855	427,414
IFB Ser. 06-123, Class UI, IO, 6.426s, 2037	1,703,403	181,072
IFB Ser. 05-82, Class SY, IO, 6.416s, 2035	9,982,005	1,042,121
IFB Ser. 06-126, Class CS, IO, 6.386s, 2037	288,215	25,900
IFB Ser. 06-31, Class SX, IO, 6.386s, 2036	3,729,817	415,069
IFB Ser. 06-36, Class SP, IO, 6.386s, 2036	8,635,516	870,460
IFB Ser. 06-23, Class SP, IO, 6.386s, 2036	2,017,215	236,292
IFB Ser. 06-16, Class SM, IO, 6.386s, 2036	1,271,799	146,861
IFB Ser. 05-95, Class CI, IO, 6.386s, 2035	2,955,585	356,571
IFB Ser. 05-84, Class SG, IO, 6.386s, 2035	4,832,078	514,616
IFB Ser. 05-57, Class NI, IO, 6.386s, 2035	876,162	94,342
IFB Ser. 06-3, Class SB, IO, 6.386s, 2035	4,631,947	527,116
IFB Ser. 05-57, Class DI, IO, 6.386s, 2035	2,138,823	191,852
IFB Ser. 05-104, Class SI, IO, 6.386s, 2033	12,521,967	1,255,953
IFB Ser. 05-83, Class QI, IO, 6.376s, 2035	830,975	92,548
IFB Ser. 06-128, Class GS, IO, 6.366s, 2037	1,638,838	167,314
IFB Ser. 06-114, Class IS, IO, 6.336s, 2036	1,921,574	183,218
IFB Ser. 06-51, Class SP, IO, 6.336s, 2036	17,300,353	2,051,371
IFB Ser. 06-115, Class EI, IO, 6.326s, 2036	36,028,613	3,753,856
IFB Ser. 06-115, Class IE, IO, 6.326s, 2036	1,470,024	162,090
IFB Ser. 06-117, Class SA, IO, 6.326s, 2036	2,206,264	204,598
IFB Ser. 06-121, Class SD, IO, 6.326s, 2036	1,767,276	173,900
IFB Ser. 06-109, Class SG, IO, 6.316s, 2036	1,374,555	130,583
IFB Ser. 06-104, Class SY, IO, 6.306s, 2036	148,035	12,917
IFB Ser. 06-109, Class SH, IO, 6.306s, 2036	2,062,073	243,052
IFB Ser. 07-W6, Class 4A2, IO, 6.286s, 2037	7,573,760	666,548
IFB Ser. 06-116, Class S, IO, 6.286s, 2036	2,017,829	191,133
IFB Ser. 06-104, Class IC, IO, 6.286s, 2036	1,851,992	215,559
IFB Ser. 06-43, Class SI, IO, 6.286s, 2036	418,341	44,187
IFB Ser. 06-8, Class JH, IO, 6.286s, 2036	7,014,224	779,186

IFB Ser. 09-12, Class CI, IO, 6.286s, 2036	981,775	116,041
IFB Ser. 05-122, Class SG, IO, 6.286s, 2035	1,302,604	147,226
IFB Ser. 05-122, Class SW, IO, 6.286s, 2035	2,000,250	214,331
IFB Ser. 06-101, Class SA, IO, 6.266s, 2036	6,364,910	658,125
IFB Ser. 06-92, Class JI, IO, 6.266s, 2036	962,120	96,358
IFB Ser. 06-92, Class LI, IO, 6.266s, 2036	2,185,608	208,223
IFB Ser. 06-96, Class ES, IO, 6.266s, 2036	1,131,273	104,882
IFB Ser. 06-99, Class AS, IO, 6.266s, 2036	131,664	13,311
IFB Ser. 06-17, Class SI, IO, 6.266s, 2036	5,385,237	532,775
IFB Ser. 06-60, Class YI, IO, 6.256s, 2036	4,096,310	530,548
IFB Ser. 06-85, Class TS, IO, 6.246s, 2036	3,974,943	345,168
IFB Ser. 06-95, Class SH, IO, 6.236s, 2036	2,325,765	201,731
IFB Ser. 06-86, Class SB, IO, 6.236s, 2036	3,756,557	446,475
IFB Ser. 07-75, Class PI, IO, 6.226s, 2037	2,301,841	195,127
IFB Ser. 07-W7, Class 2A2, IO, 6.216s, 2037	6,326,939	550,618
IFB Ser. 07-88, Class MI, IO, 6.206s, 2037	186,946	16,680
IFB Ser. 08-21, Class NI, IO, 6.186s, 2038	4,114,958	306,337
IFB Ser. 09-12, Class AI, IO, 6.186s, 2037	6,786,016	712,738
IFB Ser. 07-116, Class IA, IO, 6.186s, 2037	9,117,756	789,666
IFB Ser. 07-103, Class AI, IO, 6.186s, 2037	7,404,518	641,287
IFB Ser. 07-15, Class NI, IO, 6.186s, 2022	2,456,132	208,526
IFB Ser. 08-3, Class SC, IO, 6.136s, 2038	201,761	20,412
IFB Ser. 07-109, Class XI, IO, 6.136s, 2037	1,239,973	81,270
IFB Ser. 07-109, Class YI, IO, 6.136s, 2037	2,412,143	197,337
IFB Ser. 07-30, Class LI, IO, 6.126s, 2037	2,957,752	294,575
IFB Ser. 07-30, Class OI, IO, 6.126s, 2037	6,856,044	737,294
IFB Ser. 07-106, Class SN, IO, 6.096s, 2037	2,421,961	197,603
IFB Ser. 07-54, Class IA, IO, 6.096s, 2037	2,200,681	208,396
IFB Ser. 07-54, Class IB, IO, 6.096s, 2037	2,200,681	208,396
IFB Ser. 07-54, Class IC, IO, 6.096s, 2037	2,200,681	208,396
IFB Ser. 07-54, Class ID, IO, 6.096s, 2037	2,200,681	208,396
IFB Ser. 07-54, Class IE, IO, 6.096s, 2037	2,200,681	208,396
IFB Ser. 07-54, Class IF, IO, 6.096s, 2037	3,270,983	324,959
IFB Ser. 07-54, Class NI, IO, 6.096s, 2037	987,574	76,324
IFB Ser. 07-54, Class UI, IO, 6.096s, 2037	2,397,996	274,442
IFB Ser. 07-91, Class AS, IO, 6.086s, 2037	1,512,579	125,196
IFB Ser. 07-91, Class HS, IO, 6.086s, 2037	1,653,789	168,092
IFB Ser. 07-15, Class CI, IO, 6.066s, 2037	7,365,787	732,836
IFB Ser. 06-124, Class SC, IO, 6.066s, 2037	1,284,004	114,308
IFB Ser. 06-115, Class JI, IO, 6.066s, 2036	5,221,549	533,176
IFB Ser. 07-109, Class PI, IO, 6.036s, 2037	1,364,431	100,474
IFB Ser. 06-123, Class LI, IO, 6.006s, 2037	3,560,476	346,366
Ser. 383, Class 100, IO, 6s, 2022	78,183	7,868
Ser. 383, Class 98, IO, 6s, 2022	231,882	25,760
Ser. 383, Class 99, IO, 6s, 2022	105,435	12,013
IFB Ser. 07-81, Class IS, IO, 5.986s, 2037	2,721,684	255,790
IFB Ser. 07-116, Class BI, IO, 5.936s, 2037	8,327,481	692,076
IFB Ser. 08-01, Class AI, IO, 5.936s, 2037	12,838,123	1,066,944
IFB Ser. 08-1, Class HI, IO, 5.886s, 2037	5,935,361	489,118
IFB Ser. 07-39, Class AI, IO, 5.806s, 2037	3,778,299	334,883
IFB Ser. 07-32, Class SD, IO, 5.796s, 2037	2,583,354	241,281
IFB Ser. 07-30, Class UI, IO, 5.786s, 2037	2,141,456	175,728
IFB Ser. 07-32, Class SC, IO, 5.786s, 2037	3,427,882	305,136
IFB Ser. 07-1, Class CI, IO, 5.786s, 2037	2,449,320	218,928
IFB Ser. 05-74, Class NI, IO, 5.766s, 2035 (F)	13,057,240	1,473,901
IFB Ser. 09-12, Class DI, IO, 5.716s, 2037	745,806	72,759
IFB Ser. 04-46, Class PJ, IO, 5.686s, 2034	16,104,526	1,700,935
Ser. 06-W2, Class 1AS, IO, 5.667s, 2036	4,237,528	347,054
IFB Ser. 07-75, Class ID, IO, 5.556s, 2037	1,889,703	159,979
Ser. 383, Class 18, IO, 5 1/2s, 2038	866,361	103,963
Ser. 383, Class 19, IO, 5 1/2s, 2038	788,686	94,642
Ser. 383, Class 25, IO, 5 1/2s, 2038	131,936	16,460
Ser. 386, Class 4, IO, 5 1/2s, 2037	200,040	26,151
Ser. 386, Class 5, IO, 5 1/2s, 2037	128,201	19,871
Ser. 383, Class 15, IO, 5 1/2s, 2037	116,345	14,352
Ser. 383, Class 6, IO, 5 1/2s, 2037	674,003	85,714
Ser. 383, Class 7, IO, 5 1/2s, 2037	664,275	79,713
Ser. 383, Class 8, IO, 5 1/2s, 2037	279,920	35,726
Ser. 383, Class 9, IO, 5 1/2s, 2037	266,324	33,911
Ser. 383, Class 20, IO, 5 1/2s, 2037	496,636	59,596
Ser. 383, Class 21, IO, 5 1/2s, 2037	468,423	56,211
Ser. 383, Class 22, IO, 5 1/2s, 2037	317,243	40,379
Ser. 383, Class 23, IO, 5 1/2s, 2037	285,069	36,252
Ser. 383, Class 24, IO, 5 1/2s, 2037	195,276	24,319
Ser. 383, Class 26, IO, 5 1/2s, 2037	147,207	18,695
Ser. 383, Class 95, IO, 5 1/2s, 2022	366,269	44,639
Ser. 383, Class 97, IO, 5 1/2s, 2022	152,218	18,804
Ser. 383, Class 94, IO, 5 1/2s, 2022	190,628	23,310
Ser. 383, Class 96, IO, 5 1/2s, 2022	197,204	23,143
Ser. 07-W1, Class 1AS, IO, 5.415s, 2046	14,297,921	1,160,991
IFB Ser. 09-3, Class SE, IO, 5.186s, 2037	2,608,725	201,629
Ser. 385, Class 3, IO, 5s, 2038	974,307	127,244
Ser. 383, Class 2, IO, 5s, 2037	142,464	21,272
Ser. 364, Class 8, IO, 5s, 2035	2,623,078	294,601
Ser. 356, Class 8, IO, 5s, 2035	1,606,921	216,864
Ser. 356, Class 9, IO, 5s, 2035	1,625,231	241,870
Ser. 383, Class 92, IO, 5s, 2022	161,731	18,230
Ser. 383, Class 93, IO, 5s, 2022	91,549	11,129
Ser. 03-W12, Class 2, IO, 2.217s, 2043	22,789,649	1,446,837
Ser. 03-W12, Class 1IO2, IO, 1.984s, 2043	16,128,033	766,082
Ser. 98-W2, Class X, IO, 1.317s, 2028	7,930,017	242,659
FRB Ser. 05-115, Class DF, 1.22s, 2033	283,766	281,835
Ser. 98-W5, Class X, IO, 1.197s, 2028	3,424,547	104,791
FRB Ser. 07-80, Class F, 1.014s, 2037	1,777,928	1,743,644
Ser. 06-26, Class NB, 1s, 2036	809,998	714,453
FRB Ser. 06-3, Class FY, 0.814s, 2036	774,090	752,122
FRB Ser. 05-51, Class CF, 0.614s, 2035	105,093	104,563
FRB Ser. 07-95, Class A1, 0.564s, 2036	6,976,534	6,880,607
FRB Ser. 07-95, Class A2, 0.564s, 2036	44,500,000	41,941,250

FRB Ser. 07-95, Class A3, 0.564s, 2036	13,676,000	11,829,740
FRB Ser. 07-101, Class A2, 0.564s, 2036	17,537,166	17,032,972
Ser. 03-W1, Class 2A, IO, 0.26s, 2042	11,723,418	110,200
Ser. 07-64, Class LO, PO, zero %, 2037	120,858	103,941
Ser. 07-14, Class KO, PO, zero %, 2037	105,959	89,758
Ser. 06-125, Class OX, PO, zero %, 2037	68,897	59,110
Ser. 06-84, Class OT, PO, zero %, 2036	59,582	52,251
Ser. 06-56, Class XF, zero %, 2036	203,922	184,000
Ser. 06-45, Class MO, PO, zero %, 2036	93,718	85,281
Ser. 06-45, Class OW, PO, zero %, 2036	158,312	144,753
Ser. 06-46, Class OC, PO, zero %, 2036	63,189	52,497
Ser. 06-47, Class VO, PO, zero %, 2036	341,171	251,549
Ser. 06-48, Class LO, PO, zero %, 2036	62,350	53,427
Ser. 06-53, PO, zero %, 2036	247,634	244,722
Ser. 06-37, Class ON, PO, zero %, 2036	273,597	226,512
Ser. 06-62, Class KO, PO, zero %, 2036	65,812	53,605
Ser. 05-108, PO, zero %, 2035	253,014	208,787
Ser. 05-110, Class KO, PO, zero %, 2035	103,430	88,396
Ser. 05-103, Class OA, PO, zero %, 2035	383,000	337,104
Ser. 05-63, PO, zero %, 2035	98,378	83,932
Ser. 05-50, Class LO, PO, zero %, 2035	89,519	70,788
Ser. 07-94, Class KO, PO, zero %, 2034	77,406	69,939
Ser. 04-38, Class AO, PO, zero %, 2034	2,225,972	1,786,343
Ser. 05-105, Class CO, PO, zero %, 2033	2,127	2,129
Ser. 08-37, Class DO, PO, zero %, 2033	745,567	610,791
Ser. 06-59, Class QC, PO, zero %, 2033	401,713	312,492
Ser. 04-61, Class JO, PO, zero %, 2032	763,414	694,012
Ser. 326, Class 1, PO, zero %, 2032	1,069,547	946,963
Ser. 03-23, Class QO, PO, zero %, 2032	162,000	150,801
Ser. 318, Class 1, PO, zero %, 2032	399,907	336,219
Ser. 04-61, Class CO, PO, zero %, 2031	2,350,287	2,146,051
Ser. 314, Class 1, PO, zero %, 2031	1,905,579	1,632,013
FRB Ser. 07-76, Class SF, zero %, 2037	109,815	111,208
FRB Ser. 06-115, Class SN, zero %, 2036	1,118,093	901,326
FRB Ser. 06-104, Class EK, zero %, 2036	79,359	75,872
FRB Ser. 06-14, Class DF, zero %, 2036	90,541	87,014
FRB Ser. 05-117, Class GF, zero %, 2036	212,011	206,930
FRB Ser. 05-79, Class FE, zero %, 2035	360,347	358,145
FRB Ser. 05-57, Class UL, zero %, 2035	75,507	75,170
FRB Ser. 05-45, Class FG, zero %, 2035	701,108	613,200
FRB Ser. 05-36, Class QA, zero %, 2035	30,264	26,143
FRB Ser. 05-77, Class HF, zero %, 2034	419,164	406,365
FRB Ser. 06-9, Class FG, zero %, 2033	275,623	233,445
FRB Ser. 05-81, Class DF, zero %, 2033	67,983	66,616
FRB Ser. 06-21, Class FH, zero %, 2033	17,406	17,233
FRB Ser. 06-1, Class HF, zero %, 2032	199,027	196,967
IFB Ser. 06-75, Class FY, zero %, 2036	397,358	400,941
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	38,643	42,507
IFB Ser. T-56, Class 2ASI, IO, 7.786s, 2043	1,059,574	121,851
Ser. T-60, Class 1A3, 7 1/2s, 2044	6,619	7,219
Ser. T-59, Class 1A3, 7 1/2s, 2043	2,836	3,093
Ser. T-58, Class 4A, 7 1/2s, 2043	6,142,358	6,576,162
Ser. T-57, Class 1A3, 7 1/2s, 2043	5,368	5,747
Ser. T-51, Class 2A, 7 1/2s, 2042	230,908	247,216
Ser. T-42, Class A5, 7 1/2s, 2042	614,012	657,377
Ser. T-41, Class 3A, 7 1/2s, 2032	4,816	5,156
Ser. T-60, Class 1A2, 7s, 2044	3,238,277	3,466,474
Ser. T-59, Class 1A2, 7s, 2043	3,341,590	3,577,068
Ser. T-55, Class 1A2, 7s, 2043	1,925,806	2,090,402
Ser. T-59, Class 1AX, IO, 0.27s, 2043	10,049,764	56,279
Ser. T-48, Class A2, IO, 0.212s, 2033	13,623,597	84,466
FRB Ser. T-54, Class 2A, IO, 0.178s, 2043	5,638,648	27,163
FHLMC Structured Pass Through Securities Ser. T-8,
Class A9, IO, 0.49s, 2028	4,886,310	44,465
Freddie Mac
IFB Ser. 2979, Class AS, 23.102s, 2034	531,890	596,718
IFB Ser. 3065, Class DC, 18.902s, 2035	1,814,065	2,152,202
IFB Ser. 3105, Class SI, IO, 18.784s, 2036	1,989,027	770,536
IFB Ser. 3012, Class UP, 18.302s, 2035	72,050	84,282
IFB Ser. 3031, Class BS, 15.927s, 2035	2,331,378	2,531,425
IFB Ser. 3184, Class SP, IO, 7.031s, 2033	2,258,605	227,604
IFB Ser. 3110, Class SP, IO, 6.981s, 2035	4,648,348	662,714
IFB Ser. 3156, Class PS, IO, 6.931s, 2036	2,564,444	347,087
IFB Ser. 3149, Class LS, IO, 6.881s, 2036	6,494,265	956,934
IFB Ser. 3119, Class PI, IO, 6.881s, 2036	2,001,381	292,901
IFB Ser. 2882, Class NS, IO, 6.881s, 2034	2,025,567	223,402
IFB Ser. 2882, Class LS, IO, 6.881s, 2034	288,892	30,143
IFB Ser. 3200, Class SB, IO, 6.831s, 2036	6,701,413	722,711
IFB Ser. 3149, Class SE, IO, 6.831s, 2036	1,960,102	266,707
IFB Ser. 3151, Class SI, IO, 6.831s, 2036	10,521,653	1,386,721
IFB Ser. 3157, Class SA, IO, 6.831s, 2036	5,953,100	791,252
IFB Ser. 3203, Class SH, IO, 6.821s, 2036	1,325,706	152,283
IFB Ser. 2594, Class SE, IO, 6.731s, 2030	2,461,391	181,765
IFB Ser. 2828, Class TI, IO, 6.731s, 2030	1,469,435	145,933
IFB Ser. 3397, Class GS, IO, 6.681s, 2037	1,276,932	107,238
IFB Ser. 3311, Class BI, IO, 6.441s, 2037	1,853,720	168,721
IFB Ser. 3287, Class SD, IO, 6.431s, 2037	2,510,176	244,117
IFB Ser. 3281, Class BI, IO, 6.431s, 2037	1,191,737	113,777
IFB Ser. 3281, Class CI, IO, 6.431s, 2037	138,506	13,538
IFB Ser. 3510, Class ID, IO, 6.431s, 2037	1,904,493	183,821
IFB Ser. 3249, Class SI, IO, 6.431s, 2036	1,066,443	120,137
IFB Ser. 3028, Class ES, IO, 6.431s, 2035	4,885,817	536,321
IFB Ser. 3042, Class SP, IO, 6.431s, 2035	1,782,549	176,569
IFB Ser. 3316, Class SA, IO, 6.411s, 2037	1,545,378	153,718
IFB Ser. 2981, Class AS, IO, 6.401s, 2035	1,927,894	194,717
IFB Ser. 3136, Class NS, IO, 6.381s, 2036	4,405,423	453,855
IFB Ser. 3122, Class DS, IO, 6.381s, 2036	1,972,179	227,728

IFB Ser. 3107, Class DC, IO, 6.381s, 2035	12,571,159	1,439,875
IFB Ser. 2950, Class SM, IO, 6.381s, 2016	902,570	87,010
IFB Ser. 3256, Class S, IO, 6.371s, 2036	2,482,261	274,042
IFB Ser. 3031, Class BI, IO, 6.371s, 2035	1,634,006	195,395
IFB Ser. 3244, Class SB, IO, 6.341s, 2036	1,676,676	159,606
IFB Ser. 3244, Class SG, IO, 6.341s, 2036	2,036,946	196,922
IFB Ser. 3236, Class IS, IO, 6.331s, 2036	3,064,217	286,052
IFB Ser. 3398, Class SI, IO, 6.331s, 2036	6,773,848	717,434
IFB Ser. 3067, Class SI, IO, 6.331s, 2035	7,552,716	847,904
IFB Ser. 3114, Class TS, IO, 6.331s, 2030	9,711,905	1,001,043
IFB Ser. 3128, Class JI, IO, 6.311s, 2036	5,227,809	528,531
IFB Ser. 3240, Class S, IO, 6.301s, 2036	5,927,536	617,052
IFB Ser. 3065, Class DI, IO, 6.301s, 2035	1,257,113	148,517
IFB Ser. 3210, Class S, IO, 6.281s, 2036	2,299,150	197,130
IFB Ser. 3145, Class GI, IO, 6.281s, 2036	4,328,000	505,078
IFB Ser. 3114, Class GI, IO, 6.281s, 2036	1,774,175	205,829
IFB Ser. 3114, Class IP, IO, 6.281s, 2036	2,109,923	210,435
IFB Ser. 3510, Class IB, IO, 6.281s, 2036	2,960,887	380,452
IFB Ser. 3218, Class AS, IO, 6.261s, 2036	2,012,027	188,911
IFB Ser. 3221, Class SI, IO, 6.261s, 2036	2,422,330	224,783
IFB Ser. 3485, Class SI, IO, 6.231s, 2036	8,516,361	1,025,651
IFB Ser. 3153, Class QI, IO, 6.231s, 2036	7,075,513	930,130
IFB Ser. 3346, Class SC, IO, 6.231s, 2033	140,417,346	15,994,929
IFB Ser. 3346, Class SB, IO, 6.231s, 2033	65,814,122	7,472,714
IFB Ser. 3355, Class AI, IO, 6.181s, 2037	2,185,846	185,918
IFB Ser. 3355, Class MI, IO, 6.181s, 2037	1,590,403	132,500
IFB Ser. 3349, Class AS, IO, 6.181s, 2037	6,462,902	659,678
IFB Ser. 3510, Class IA, IO, 6.181s, 2037	2,018,864	193,347
IFB Ser. 3201, Class SG, IO, 6.181s, 2036	3,260,530	337,048
IFB Ser. 3203, Class SE, IO, 6.181s, 2036	2,802,808	287,552
IFB Ser. 3171, Class PS, IO, 6.166s, 2036	488,479	49,336
IFB Ser. 3510, Class CI, IO, 6.161s, 2037	6,329,835	640,343
IFB Ser. 3152, Class SY, IO, 6.161s, 2036	3,205,250	364,110
IFB Ser. 3510, Class DI, IO, 6.161s, 2035	4,894,721	512,024
IFB Ser. 3181, Class PS, IO, 6.151s, 2036	1,601,892	181,525
IFB Ser. 3284, Class BI, IO, 6.131s, 2037	1,943,762	168,107
IFB Ser. 3199, Class S, IO, 6.131s, 2036	1,387,468	142,463
IFB Ser. 3284, Class LI, IO, 6.121s, 2037	4,003,285	405,287
IFB Ser. 3261, Class SA, IO, 6.111s, 2037	14,853,362	1,495,182
IFB Ser. 3359, Class SN, IO, 6.101s, 2037	1,524,023	128,639
IFB Ser. 3012, Class UI, IO, 6.101s, 2035	2,855,608	274,473
IFB Ser. 3311, Class EI, IO, 6.091s, 2037	1,081,339	82,226
IFB Ser. 3311, Class IA, IO, 6.091s, 2037	3,061,263	309,261
IFB Ser. 3311, Class IB, IO, 6.091s, 2037	3,061,263	309,261
IFB Ser. 3311, Class IC, IO, 6.091s, 2037	3,061,263	309,261
IFB Ser. 3311, Class ID, IO, 6.091s, 2037	3,061,263	309,261
IFB Ser. 3311, Class IE, IO, 6.091s, 2037	4,333,967	437,835
IFB Ser. 3510, Class AS, IO, 6.091s, 2037	2,262,862	243,771
IFB Ser. 3265, Class SC, IO, 6.091s, 2037	4,538,160	438,415
IFB Ser. 3240, Class GS, IO, 6.061s, 2036	3,658,105	356,953
IFB Ser. 3257, Class SI, IO, 6.001s, 2036	1,562,560	134,999
IFB Ser. 3225, Class JY, IO, 5.971s, 2036	6,825,264	655,018
IFB Ser. 3502, Class DS, IO, 5.831s, 2039	3,897,901	345,267
IFB Ser. 3339, Class TI, IO, 5.821s, 2037	2,866,124	262,545
IFB Ser. 3284, Class CI, IO, 5.801s, 2037	5,595,166	518,699
IFB Ser. 3510, Class IC, IO, 5.761s, 2037	4,955,464	458,585
IFB Ser. 3012, Class IG, IO, 5.761s, 2035	11,012,672	876,014
IFB Ser. 2965, Class SA, IO, 5.731s, 2032	2,032,021	192,771
IFB Ser. 3510, Class BI, IO, 5.711s, 2037	4,676,907	445,015
IFB Ser. 3397, Class SQ, IO, 5.651s, 2037	533,505	46,420
IFB Ser. 3500, Class SE, IO, 5.631s, 2039	5,414,218	365,913
IFB Ser. 248, IO, 5 1/2s, 2037	1,111,603	155,958
FRB Ser. 2718, Class FN, 1.819s, 2033	43,864	43,982
FRB Ser. 2634, Class LF, 1.62s, 2033	353,995	352,666
FRB Ser. 3190, Class FL, 1.119s, 2032	996,861	991,089
FRB Ser. 3458, Class FC, 1.02s, 2036	40,389	40,373
FRB Ser. 3059, Class FD, 1.009s, 2035	185,551	183,160
FRB Ser. 3035, Class NF, 1.009s, 2035	341,467	338,996
FRB Ser. 3350, Class FK, 0.919s, 2037	703,881	691,566
FRB Ser. 3192, Class FE, 0.919s, 2036	676,151	672,457
FRB Ser. 3237, Class FT, 0.82s, 2036	722,127	721,899
FRB Ser. 3069, Class DF, 0.82s, 2035	159,413	158,104
FRB Ser. 2975, Class FA, 0.769s, 2034	19,639	19,636
FRB Ser. 3069, Class FO, 0.719s, 2035	272,899	266,445
FRB Ser. 3006, Class FA, 0.719s, 2034	699,986	685,987
FRB Ser. 3232, Class FG, 0.619s, 2036	487,913	486,379
Ser. 3369, Class BO, PO, zero %, 2037	75,292	66,190
Ser. 3327, Class IF, IO, zero %, 2037	599,184	4,134
Ser. 3331, Class GO, PO, zero %, 2037	401,420	339,533
Ser. 3374, Class DO, PO, zero %, 2037	100,000	78,112
Ser. 246, PO, zero %, 2037	283,258	255,951
Ser. 3316, Class GO, PO, zero %, 2037	182,083	160,947
Ser. 3324, PO, zero %, 2037	99,287	90,521
Ser. 3439, Class AO, PO, zero %, 2037	918,368	832,776
Ser. 3391, PO, zero %, 2037	142,619	118,055
Ser. 3292, Class DO, PO, zero %, 2037	70,958	58,083
Ser. JO, Class 3284, PO, zero %, 2037	87,405	77,111
Ser. 3300, PO, zero %, 2037	1,214,207	1,043,125
Ser. 3252, Class LO, PO, zero %, 2036	172,818	149,103
Ser. 3243, Class UO, PO, zero %, 2036	1,642	1,644
Ser. 3245, Class OC, PO, zero %, 2036	314,007	257,737
Ser. 3314, PO, zero %, 2036	516,014	455,816
Ser. 3226, Class YO, PO, zero %, 2036	503,438	497,468
Ser. 3230, Class UO, PO, zero %, 2036	37,933	34,279
Ser. 3206, Class EO, PO, zero %, 2036	60,952	49,140
Ser. 3184, PO, zero %, 2036	305,300	301,496
Ser. 3238, Class OA, PO, zero %, 2036	50,130	48,167
Ser. 3337, Class OA, PO, zero %, 2036	38,604	36,329
Ser. 3174, PO, zero %, 2036	277,358	226,001

Ser. 3175, Class MO, PO, zero %, 2036	544,260	452,739
Ser. 3176, Class YO, PO, zero %, 2036	145,000	131,545
Ser. 3157, Class GO, PO, zero %, 2036	337,301	295,400
Ser. 3210, PO, zero %, 2036	67,762	57,708
Ser. 3142, PO, zero %, 2036	152,500	135,864
Ser. 3145, Class GK, PO, zero %, 2036	201,168	171,417
Ser. 3124, Class DO, PO, zero %, 2036	245,970	207,737
Ser. 3133, PO, zero %, 2036	71,733	67,430
Ser. 3106, PO, zero %, 2036	213,602	182,866
Ser. 3081, Class HO, PO, zero %, 2035	128,656	111,487
Ser. 3084, Class ON, PO, zero %, 2035	194,129	155,006
Ser. 3089, Class QO, PO, zero %, 2035	252,065	246,896
Ser. 3067, PO, zero %, 2035	233,135	200,125
Ser. 3075, PO, zero %, 2035	313,997	299,188
Ser. 3078, PO, zero %, 2035	189,371	158,741
Ser. 3046, PO, zero %, 2035	160,805	132,619
Ser. 3155, Class AO, PO, zero %, 2035	189,077	153,390
Ser. 2984, Class BO, PO, zero %, 2035	171,949	140,153
Ser. 2989, Class WO, PO, zero %, 2035	54,817	47,728
Ser. 2975, Class QO, PO, zero %, 2035	11,720	9,594
Ser. 2980, PO, zero %, 2035	78,863	68,528
Ser. 2981, Class CO, PO, zero %, 2035	99,708	81,434
Ser. 2962, Class BO, PO, zero %, 2035	52,710	52,642
Ser. 2947, Class AO, PO, zero %, 2035	64,080	53,037
Ser. 2951, Class JO, PO, zero %, 2035	42,325	35,106
Ser. 2985, Class CO, PO, zero %, 2035	218,255	180,486
Ser. 3055, Class CO, PO, zero %, 2035	33,698	27,095
Ser. 3008, PO, zero %, 2034	473,091	366,566
Ser. 2978, Class EO, PO, zero %, 2034	137,874	127,524
Ser. 2858, Class MO, PO, zero %, 2034	120,580	100,097
Ser. 3240, Class KO, PO, zero %, 2034	62,085	61,688
Ser. 2824, Class CO, PO, zero %, 2034	205,857	185,365
Ser. 2825, Class OB, PO, zero %, 2034	302,065	299,046
Ser. 2825, Class OC, PO, zero %, 2034	37,599	37,282
Ser. 2828, Class EO, PO, zero %, 2034	16,820	16,818
Ser. 2830, Class AO, PO, zero %, 2034	24,830	24,624
Ser. 2808, PO, zero %, 2034	109,697	109,018
Ser. 3073, Class TO, PO, zero %, 2034	120,537	110,585
Ser. 3115, Class OC, PO, zero %, 2034	48,476	45,220
Ser. 2684, Class TO, PO, zero %, 2033	1,178,000	779,066
Ser. 2692, Class TO, PO, zero %, 2033	179,101	134,087
Ser. 2663, Class CO, PO, zero %, 2033	546,028	388,282
Ser. 2777, Class OE, PO, zero %, 2032	225,000	191,393
Ser. 2587, Class CO, PO, zero %, 2032	218,971	199,489
Ser. 201, PO, zero %, 2029	1,172,039	995,458
FRB Ser. 3343, Class QF, zero %, 2037	330,561	325,043
FRB Ser. 3349, Class DO, zero %, 2037	195,660	174,317
FRB Ser. 3338, Class WA, zero %, 2037	29,023	28,716
FRB Ser. 3299, Class FD, zero %, 2037	338,104	308,946
FRB Ser. 3304, Class UF, zero %, 2037	415,000	391,178
FRB Ser. 3289, Class SF, zero %, 2037	417,475	414,514
FRB Ser. 3326, Class XF, zero %, 2037	707,816	670,290
FRB Ser. 3326, Class YF, zero %, 2037	1,438,732	1,370,591
FRB Ser. 3263, Class TA, zero %, 2037	246,924	223,769
FRB Ser. 3241, Class FH, zero %, 2036	144,154	143,583
FRB Ser. 3190, Class TK, zero %, 2036	6,325	6,321
FRB Ser. 3283, Class HF, zero %, 2036	30,991	30,048
FRB Ser. 3168, Class AT, zero %, 2036	53,650	51,944
FRB Ser. 3171, Class BU, zero %, 2036	29,681	29,132
FRB Ser. 3231, Class X, zero %, 2036	329,987	327,979
FRB Ser. 3140, Class KF, zero %, 2036	71,931	68,743
FRB Ser. 3147, Class SF, zero %, 2036	103,743	100,600
FRB Ser. 3123, Class FY, zero %, 2036	46,775	43,682
FRB Ser. 3168, Class TG, zero %, 2036	93,736	93,640
FRB Ser. 3117, Class AF, zero %, 2036	121,613	110,234
FRB Ser. 3072, Class TJ, zero %, 2035	95,674	87,369
FRB Ser. 3092, Class FA, zero %, 2035	254,396	234,216
FRB Ser. 3047, Class BD, zero %, 2035	396,621	360,701
FRB Ser. 3052, Class TJ, zero %, 2035	45,556	42,834
FRB Ser. 3326, Class WF, zero %, 2035	2,707,372	2,414,649
FRB Ser. 3030, Class CF, zero %, 2035	725,128	576,103
FRB Ser. 3033, Class YF, zero %, 2035	470,702	433,635
FRB Ser. 3036, Class AS, zero %, 2035	134,216	108,860
FRB Ser. 3025, Class XA, zero %, 2035	391,188	369,746
FRB Ser. 3052, Class TM, zero %, 2035	79,802	78,415
FRB Ser. 3251, Class TP, zero %, 2035	382,278	363,745
FRB Ser. 3263, Class AE, zero %, 2035	240,017	227,357
FRB Ser. 3273, Class TJ, zero %, 2035	124,332	105,989
FRB Ser. 3003, Class XF, zero %, 2035	135,380	120,358
FRB Ser. 2984, Class FL, zero %, 2035	149,313	135,490
FRB Ser. 3127, Class TO, zero %, 2035	42,731	41,177
FRB Ser. 2980, Class BU, zero %, 2035	192,315	191,766
FRB Ser. 2958, Class TP, zero %, 2035	45,783	40,221
FRB Ser. 2963, Class TW, zero %, 2035	343,876	318,233
FRB Ser. 2958, Class FB, zero %, 2035	89,036	82,468
FRB Ser. 3137, Class TF, zero %, 2034	34,334	33,794
FRB Ser. 2947, Class GF, zero %, 2034	381,986	343,937
FRB Ser. 3025, Class FD, zero %, 2034	124,171	115,684
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 37.65s, 2036	3,594,205	4,730,052
IFB Ser. 04-59, Class SC, IO, 6.882s, 2034	1,221,376	131,103
IFB Ser. 07-35, Class TY, IO, 6.585s, 2035	1,324,270	102,674
IFB Ser. 07-36, Class SW, IO, 6.585s, 2035	19,164,706	1,163,451
IFB Ser. 07-22, Class S, IO, 6.485s, 2037	1,907,316	194,155
IFB Ser. 07-26, Class SL, IO, 6.482s, 2037	22,123,778	2,216,703
IFB Ser. 07-26, Class SM, IO, 6.482s, 2037	18,226,811	1,880,766
IFB Ser. 07-26, Class SN, IO, 6.482s, 2037	12,886,069	1,402,397
IFB Ser. 07-51, Class SJ, IO, 6.435s, 2037	2,077,657	202,158
IFB Ser. 07-35, Class PY, IO, 6.432s, 2037	37,453,091	4,151,113

IFB Ser. 07-58, Class PS, IO, 6.385s, 2037	2,110,655	168,261
IFB Ser. 07-59, Class PS, IO, 6.355s, 2037	1,639,312	119,293
IFB Ser. 07-59, Class SP, IO, 6.355s, 2037	15,001,646	1,113,677
IFB Ser. 07-68, Class PI, IO, 6.335s, 2037	1,184,163	98,026
IFB Ser. 07-16, Class KU, IO, 6.335s, 2037	11,058,513	1,158,093
IFB Ser. 07-17, Class AI, IO, 6.232s, 2037	6,532,652	683,222
IFB Ser. 06-28, Class GI, IO, 6.185s, 2035	2,189,222	163,089
IFB Ser. 07-9, Class AI, IO, 6.182s, 2037	2,707,163	226,200
IFB Ser. 09-35, Class SP, IO, 6.082s, 2037	10,652,689	1,089,574
IFB Ser. 05-65, Class SI, IO, 6.035s, 2035	12,244,181	1,126,078
IFB Ser. 06-7, Class SB, IO, 6.005s, 2036	7,587,306	564,799
IFB Ser. 05-82, Class KS, IO, 5.985s, 2035	5,294,386	480,676
IFB Ser. 07-17, Class IB, IO, 5.935s, 2037	1,321,380	133,112
IFB Ser. 06-10, Class SM, IO, 5.935s, 2036	10,396,851	909,270
IFB Ser. 06-14, Class S, IO, 5.935s, 2036	2,298,655	182,382
IFB Ser. 06-20, Class S, IO, 5.935s, 2036	10,021,621	749,387
IFB Ser. 07-17, Class IC, IO, 5.932s, 2037	1,796,864	162,762
IFB Ser. 06-11, Class ST, IO, 5.925s, 2036	1,369,705	116,131
IFB Ser. 07-7, Class JI, IO, 5.885s, 2037	4,158,541	355,564
IFB Ser. 07-25, Class KS, IO, 5.882s, 2037	646,384	52,090
IFB Ser. 07-21, Class S, IO, 5.882s, 2037	3,590,912	266,316
IFB Ser. 07-31, Class AI, IO, 5.862s, 2037	1,857,353	136,937
IFB Ser. 07-43, Class SC, IO, 5.782s, 2037	2,057,333	151,697
FRB Ser. 05-39, Class F, 0.82s, 2034	176,841	176,546
Ser. 08-30, PO, zero %, 2038	297,037	268,970
Ser. 08-31, Class TO, PO, zero %, 2038	61,645	51,096
Ser. 07-73, Class MO, PO, zero %, 2037	1,224,007	1,074,900
Ser. 07-36, Class YO, PO, zero %, 2037	424,704	352,179
Ser. 07-48, Class MO, PO, zero %, 2037	355,977	300,978
Ser. 06-36, Class MO, PO, zero %, 2036	130,995	119,593
Ser. 06-36, Class OD, PO, zero %, 2036	139,462	114,850
Ser. 06-14, PO, zero %, 2036	58,504	55,970
Ser. 07-18, PO, zero %, 2035	495,544	393,255
Ser. 07-18, Class CO, PO, zero %, 2035	689,354	588,836
Ser. 06-64, PO, zero %, 2034	92,550	64,906
FRB Ser. 07-73, Class KI, IO, zero %, 2037	12,242,883	136,178
FRB Ser. 07-73, Class KM, zero %, 2037	1,224,570	1,326,200
FRB Ser. 07-49, Class CF, zero %, 2037	230,021	225,700
FRB Ser. 07-49, Class UF, zero %, 2037	107,646	104,195
FRB Ser. 07-35, Class QF, zero %, 2037	153,911	148,529
FRB Ser. 07-35, Class UF, zero %, 2037	255,684	239,140
FRB Ser. 07-35, Class VF, zero %, 2037	203,800	191,463
FRB Ser. 07-16, Class WF, zero %, 2037	404,885	377,849
FRB Ser. 07-16, Class YF, zero %, 2037	179,403	188,950
FRB Ser. 07-22, Class TA, zero %, 2037	136,417	134,573
FRB Ser. 06-56, Class YF, zero %, 2036	222,008	199,835
Greenwich Capital Commercial Funding Corp. FRB Ser.
05-GG5, Class A5, 5.224s, 2037	99,000	84,682
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038	1,254,000	1,214,549
Ser. 05-GG4, Class A4, 4.761s, 2039	558,000	443,030
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.878s, 2035	6,627,050	546,731
Ser. 06-RP2, Class 1AS1, IO, 5.63s, 2036	4,669,190	335,715
Ser. 98-2, IO, 1.051s, 2027	1,386,724	34,668
Ser. 98-4, IO, 0.783s, 2026	1,712,694	38,536
Ser. 98-3, IO, 0.711s, 2027	1,714,445	30,003
Ser. 99-2, IO, 0.614s, 2027	2,251,528	40,753
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.833s, 2035	4,267,809	2,902,110
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.26s, 2051	151,000	64,827
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	991,000	804,636
FRB Ser. 04-PNC1, Class A4, 5.582s, 2041	214,000	188,677
Ser. 05-CB12, Class A4, 4.895s, 2037	562,000	478,993
Ser. 04-C3, Class A5, 4.878s, 2042	532,000	445,137
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	189,000	192,314
Ser. 07-C6, Class A2, 5.845s, 2012	313,000	286,237
FRB Ser. 04-C4, Class A4, 5.409s, 2029	103,000	94,091
Lehman Mortgage Trust
IFB Ser. 06-9, Class 3A2, IO, 6.916s, 2037	1,665,275	184,279
IFB Ser. 07-4, Class 3A2, IO, 6.886s, 2037	2,752,837	303,308
IFB Ser. 07-4, Class 2A2, IO, 6.356s, 2037	9,516,397	967,818
IFB Ser. 06-9, Class 2A2, IO, 6.306s, 2037	4,550,479	459,143
IFB Ser. 06-8, Class 2A2, IO, 6.266s, 2036	15,206,016	1,524,555
IFB Ser. 06-7, Class 2A4, IO, 6.236s, 2036	5,593,048	558,074
IFB Ser. 06-7, Class 2A5, IO, 6.236s, 2036	6,180,380	616,678
IFB Ser. 07-5, Class 10A2, IO, 6.026s, 2037	5,114,927	493,181
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 0.376s, 2034	25,592	87
Ser. 05-2, Class 7AX, IO, 0.17s, 2035	78,631	138
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050	11,952,000	9,681,504
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	544,000	469,692
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	528,000	449,192
Morgan Stanley Capital I FRB Ser. 08-T29, Class A3,
6.458s, 2043	634,000	564,260
Nomura Asset Acceptance Corp. 144A IFB Ser. 04-R3,
Class AS, IO, 6.736s, 2035	790,029	86,996
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	8,059,098	4,351,913
FRB Ser. 05-18, Class 6A1, 5.256s, 2035	6,108,938	3,848,631
Ser. 04-20, Class 1A2, 5.241s, 2035	224,473	171,252
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.943s, 2037	44,441,781	3,946,430
Ser. 07-4, Class 1A4, IO, 1s, 2037	46,613,594	1,382,253
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.441s, 2037	7,243,031	570,751

Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
0.394s, 2037		751,064	672,771
Wachovia Bank Commercial Mortgage Trust Ser. 07-C30,
Class A3, 5.246s, 2043		796,000	693,682
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037		79,616	8,917

Total mortgage-backed securities (cost $356,586,125)			$421,368,415

PURCHASED OPTIONS OUTSTANDING (4.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	$34,320,000	$3,488,285
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	34,320,000	646,246
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	84,001,000	4,519,254
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	84,001,000	4,536,054
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	84,411,000	10,839,217
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	84,411,000	659,250
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	213,467,000	27,398,489
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	213,467,000	1,656,504

Total purchased options outstanding (cost $30,983,684)			$53,743,299

ASSET-BACKED SECURITIES (0.3%)(a)
		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
0.464s, 2036		$32,000	$8,342
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
0.474s, 2036		100,000	31,939
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
0.484s, 2036		131,000	34,122
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.464s, 2036		196,000	51,660
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO, 6.376s, 2037		3,672,690	374,688
FRB Ser. 07-6, Class 2A1, 0.524s, 2037		363,193	111,487
Long Beach Mortgage Loan Trust FRB Ser. 06-1,
Class 2A3, 0.504s, 2036		36,594	16,326
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 0.484s, 2036		4,414,300	2,682,384
FRB Ser. 07-RZ1, Class A2, 0.474s, 2037		49,000	15,514
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 0.454s, 2037		46,000	13,070
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 0.474s, 2036		196,000	79,423

Total asset-backed securities (cost $5,529,396)			$3,418,955

SHORT-TERM INVESTMENTS (32.9%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		159,026,427	$159,026,427
Federal Home Loan Discount Note, for an effective
yield of 0.02%, July 2, 2009		$75,000,000	74,999,958
Federal Home Loan Bank, for an effective yield
of 2.81%, July 14, 2009 (SEGSF)		17,000,000	16,983,241
Interest in $262,500,000 joint triparty repurchase
agreement dated June 30, 2009 with Deutsche Bank
Securities, Inc. due July 1, 2009 -- maturity value
of $118,900,297 for an effective yield of 0.09%
(collateralized by various mortgage backed securities
with a coupon rate of 7.0% and a due date of
August 1, 2038 valued at $267,750,000)		118,900,000	118,900,000
SSgA U.S. Government Money Market Fund (i)		20,580,000	20,580,000
U.S. Treasury Bills, for an effective yield of 0.40%,
February 11, 2010 (SEGSF)		$8,960,000	8,937,215
U.S. Treasury Bills, for effective yields ranging from
0.30% to 0.63%, November 19, 2009 (SEG) (SEGSF)		7,415,000	7,396,848

Total short-term investments (cost $406,830,498)			$406,823,689

TOTAL INVESTMENTS

Total investments (cost $2,283,119,404) (b)			$2,390,461,790

FUTURES CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	1,997	$495,905,025	Sep-09	$(8,815,670)
Euro-Dollar 90 day (Short)	1,553	384,736,338	Dec-09	(8,903,531)
Euro-Dollar 90 day (Short)	82	20,259,125	Mar-10	(513,411)
U.S. Treasury Bond 20 yr (Short)	346	40,952,344	Sep-09	(565,108)
U.S. Treasury Note 2 yr (Short)	616	133,190,750	Sep-09	242,931
U.S. Treasury Note 5 yr (Short)	384	44,052,000	Sep-09	441,014
U.S. Treasury Note 10 yr (Long)	980	113,940,313	Sep-09	1,558,134

Total				$(16,555,641)

WRITTEN OPTIONS OUTSTANDING at 6/30/09 (premiums received $46,844,510) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing
July 15, 2019.	$139,701,000	Jul-09/5.89	$ --
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 5.89% versus the three month USD-LIBOR-BBA maturing
July 15, 2019.	139,701,000	Jul-09/5.89	25,128,019
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	84,001,000	Jun-10/5.23	1,872,382
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	84,001,000	Jun-10/5.235	1,873,222
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 09, 2022.	391,998,000	Jan-12/5.32	40,477,713
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 9, 2022.	391,998,000	Jan-12/5.32	18,619,905
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,473,000	May-12/5.51	165,315
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,473,000	May-12/5.51	68,657

Total			$88,205,213

TBA SALE COMMITMENTS OUTSTANDING at 6/30/09 (proceeds receivable $259,606,719) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

GNMA, 4 1/2s, July 1, 2039	$100,000,000	7/20/09	$99,781,250
FNMA, 4 1/2s, July 1, 2039	48,000,000	7/13/09	47,880,000
FNMA, 5s, July 1, 2039	100,000,000	7/13/09	101,796,880
FNMA, 5 1/2s, July 1, 2039	15,000,000	7/13/09	15,480,468

Total			$264,938,598

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$95,668,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$2,212,474

59,300,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(4,412,039)

429,688,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	15,433,982

131,167,000		--	9/15/10	3.08%	3 month USD-LIBOR-BBA	(4,393,256)

107,524,000		335,632	10/1/18	3 month USD-LIBOR-BBA	4.30%	6,357,804

129,359,000		729,020	10/14/18	3 month USD-LIBOR-BBA	4.30%	7,817,884

105,890,000		264,407	10/14/38	4.25%	3 month USD-LIBOR-BBA	(2,058,077)

155,766,000		141,599	10/20/10	3 month USD-LIBOR-BBA	3.00%	4,573,594

78,761,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(6,279,273)

50,776,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	2,072,872

31,407,000		--	9/16/38	4.66%	3 month USD-LIBOR-BBA	(3,108,084)

5,601,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(675,631)

Barclays Bank PLC
1,000,000		--	11/12/10	3 month USD-LIBOR-BBA	2.4225%	19,385

98,085,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(8,533,674)

8,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.632%	(51,580)

Citibank, N.A.
112,563,000		--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(3,937,483)

320,651,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	13,347,086

19,898,000		(5,730)	11/3/10	2.7%	3 month USD-LIBOR-BBA	(474,745)

233,098,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	6,097,682

108,191,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(2,003,314)

148,245,000		--	3/30/11	3 month USD-LIBOR-BBA	1.535%	1,029,345

27,346,000		--	4/6/39	3.295%	3 month USD-LIBOR-BBA	3,957,388

48,100,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	2,484,744

Credit Suisse International
16,826,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	621,583

1,396,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	36,269

240,802,000		168,935	10/31/13	3.80%	3 month USD-LIBOR-BBA	(11,292,962)

30,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(2,341,082)

120,900,000		(1,292,232)	12/10/38	2.69%	3 month USD-LIBOR-BBA	29,110,491

6,000,000		--	12/11/18	3 month USD-LIBOR-BBA	2.9275%	(373,400)

28,865,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	7,119,013

34,181,000		--	1/13/14	2.095%	3 month USD-LIBOR-BBA	823,442

96,232,000		--	1/16/19	3 month USD-LIBOR-BBA	2.32%	(10,219,365)

622,583,000		--	1/22/14	2.03719%	3 month USD-LIBOR-BBA	17,228,443

130,969,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	1,053,195

42,595,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(3,862,640)

24,600,000		--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	2,702,436

7,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(68,979)

8,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.632%	(51,580)

48,000,000		--	6/23/19	3 month USD-LIBOR-BBA	4.054%	1,288,556

Deutsche Bank AG
42,431,000		--	4/21/14	2.51%	3 month USD-LIBOR-BBA	662,458

54,773,000		--	4/30/19	3.145%	3 month USD-LIBOR-BBA	2,526,734

233,871,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(26,733)

8,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(78,834)

4,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.195%	160,988

319,758,000		--	9/24/10	3 month USD-LIBOR-BBA	3.395%	12,163,283

344,828,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	3,314,067

116,414,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	792,659

26,861,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(4,555,216)

203,691,000		--	12/22/18	3 month USD-LIBOR-BBA	2.29%	(23,479,398)

95,167,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	2,631,053

212,862,000		--	1/22/29	3 month USD-LIBOR-BBA	2.8875%	(32,986,583)

124,517,000		--	1/22/14	2.055%	3 month USD-LIBOR-BBA	3,340,027

52,731,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(6,028,105)

153,543,000		--	1/30/11	1.45%	3 month USD-LIBOR-BBA	(1,067,416)

281,150,000		--	2/3/14	2.44%	3 month USD-LIBOR-BBA	2,656,292

118,196,000		--	2/3/24	3 month USD-LIBOR-BBA	3.27%	(8,550,976)

134,474,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(12,688,751)

376,784,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	3,540,526

68,402,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	301,909

35,854,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(2,871,120)

43,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	159,742

20,000,000		--	2/9/14	2.525%	3 month USD-LIBOR-BBA	118,299

19,000,000		--	2/10/14	2.55%	3 month USD-LIBOR-BBA	91,147

51,405,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	486,548

15,000,000		--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(342,856)

5,000,000		--	3/11/16	3 month USD-LIBOR-BBA	2.892%	(99,765)

10,400,000		--	3/11/16	3 month USD-LIBOR-BBA	2.938%	(176,930)

418,711,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	2,244,189

170,100,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	949,370

8,000,000		--	3/24/14	2.297%	3 month USD-LIBOR-BBA	160,636

673,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	11,946,451

309,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(19,870,953)

JPMorgan Chase Bank, N.A.
12,985,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(2,056,119)

522,558,000		--	3/22/10	3 month USD-LIBOR-BBA	2.23%	8,796,847

172,502,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	3,055,798

159,447,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	3,697,731

8,000,000		--	5/28/19	3 month USD-LIBOR-BBA	3.592%	(78,834)

310,148,000		--	5/28/11	3 month USD-LIBOR-BBA	1.3375%	(636,062)

61,069,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(2,851,922)

6,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	247,647

	153,981,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	913,663

	79,565,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	530,433

	81,179,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	3,136,885

	40,664,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	1,676,792

	362,476,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	14,639,774

	315,948,000		--	8/28/18	5.395%	3 month USD-LIBOR-BBA	(48,408,258)

	61,069,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(2,865,357)

	82,489,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(2,523,669)

	29,274,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	346,531

	50,955,000		(184,858)	11/3/38	4.35%	3 month USD-LIBOR-BBA	(2,087,905)

	301,535,000		(886,988)	11/4/18	3 month USD-LIBOR-BBA	4.45%	18,734,848

	16,856,000		--	1/27/29	3 month USD-LIBOR-BBA	3.135%	(2,030,147)

	41,321,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	4,413,307

	160,000,000		--	3/23/16	2.6125%	3 month USD-LIBOR-BBA	6,224,667

	189,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	1,092,801

	453,980,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	153,063

	190,580,000		--	4/3/13	3 month USD-LIBOR-BBA	1.963%	(3,484,005)

	73,550,000		--	4/3/14	3 month USD-LIBOR-BBA	2.203%	(2,093,556)

	90,080,000		--	4/9/11	3 month USD-LIBOR-BBA	1.5025%	250,639

	3,603,000		--	4/9/19	3 month USD-LIBOR-BBA	3.1125%	(170,423)

	1,000,000		--	5/11/19	3 month USD-LIBOR-BBA	3.4%	(25,432)

UBS, AG
	49,750,000		1,708,476	11/10/38	4.45%	3 month USD-LIBOR-BBA	(986,276)

	406,470,000		13,511,750	11/10/28	4.45%	3 month USD-LIBOR-BBA	(7,972,575)

	374,919,000		(9,524,312)	11/10/18	3 month USD-LIBOR-BBA	4.45%	14,686,408

	568,235,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	7,956,316

Total							$8,956,856

(E) See Interest rate swap contracts note regarding extended effective dates.

Key to other fixed-income security abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $1,238,366,001.

(b) The aggregate identified cost on a tax basis is $2,286,651,620, resulting in gross unrealized appreciation and depreciation of $133,706,847 and $29,896,677, respectively, or net unrealized appreciation of $103,810,170.

(SEG) This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at June 30, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at June 30, 2009.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $107,851 for the period ended June 30, 2009. During the period ended June 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $162,621,757 and $3,595,330, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(i) Security purchased with cash or received, that was pledged to the fund for collateral on certain derivative contracts.

At June 30, 2009, liquid assets totaling $822,596,250 have been designated as collateral for open forward commitments and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at June 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2009.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is no counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At June 30, 2009, the fund had net unrealized losses of $76,524,249 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $18,245,963.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

			VALUATION INPUTS

Investments in securities:		Level 1	Level 2	Level 3

Asset-backed securities		$--	$3,418,955	$--

Mortgage-backed securities		--	421,368,415	--

Purchased options outstanding		--	53,743,299	--

U.S. Government Agency Obligations		--	25,284,031	--

U.S. Government and Agency Mortgage Obligations		--	1,425,403,877	--

U.S. Treasury Obligations		--	54,419,524	--

Short-term investments		179,606,427	227,217,262	--

	Totals by level	$179,606,427	$2,210,855,363	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$(16,555,641)	$(344,186,955)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of June 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Interest rate contracts	$320,173,574	$362,234,273

Total	$320,173,574	$362,234,273

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2009